Investment/Investors In Millburn Multi-Markets Trading L.P (Details 1) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Capital withdrawals payable		$ 44,120,763	$ 54,219,673
Direct Investor [Member]
Capital withdrawals payable	[1]	894,583	990,861
U S Feeder [Member]
Capital withdrawals payable		1,449,036	2,272,143
Cayman Feeder [Member]
Capital withdrawals payable		$ 41,777,144	$ 50,956,669

[1]	Includes profit share to the General Partner of $894,583 at December 31, 2021. Includes profit share to the General Partner of $622,309 and a limited partner redemption of $368,552, totaling $990,861 at December 31, 2020.